Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	Designated at fair value		Mandatorily at fair value		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Loans and advances	5,600	4,900	25,279	17,792	30,879	22,692
Debt securities	292	3,995	1,401	1,254	1,693	5,249
Equity securities	-	-	4,620	7,495	4,620	7,495
Reverse repurchase agreements and other similar secured lending	19	40	137,597	96,847	137,616	96,887
Other financial assets	-	-	343	763	343	763
Financial assets at fair value through the income statement	5,911	8,935	169,240	124,151	175,151	133,086

Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	2020		2019
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	50,437	57,650	49,559	56,891
Deposits	21,706	22,107	25,526	25,725
Repurchase agreements and other similar secured borrowing	177,371	177,389	128,547	128,706
Other financial liabilities	251	251	694	694
Financial liabilities designated at fair value	249,765	257,397	204,326	212,016